Columbia Large Cap Core Fund
                                  (the "Fund")
                 Supplement to Prospectus dated February 1, 2004
                             Class A, B and C Shares
                   (Replacing Supplement dated June 25, 2004)


1. The second paragraph under the heading "Average Annual Total Returns" in the call-out box entitled "Understanding Performance" is revised in its entirety as follows:

Beginning in 2004, the Fund's benchmark was changed to the Russell 1000 Index, an unmanaged index that tracks the performance of 1000 of the largest U.S. companies, based on market capitalization. Previously, the Fund's returns were compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks. The advisor believes that the Russell 1000 Index, because of its greater emphasis on large-capitalization companies, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Russell 1000 Index, as well as the Fund's previous benchmark, the S&P 500 Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


2. The "Average Annual Total Returns" table is revised in its entirety as follows:




                                                                        1 Year            5 Years       10 Years
Class A (%)
    Return Before Taxes                                                  15.08           -2.01(1)        8.20(1)
    Return After Taxes on Distributions                                  15.03           -2.83(1)        6.25(1)
    Return After Taxes on Distributions and Sale of Fund Shares           9.85           -1.63(1)        6.23(1)
------------------------------------------------------------------ ------------------ ---------------- ------------
------------------------------------------------------------------ ------------------ ---------------- ------------
Class B (%)                                                              16.61           -1.90(1)         8.43(1)
    Return Before Taxes
    Return After Taxes on Distributions                                  16.59           -2.61(1)         6.55(1)
    Return After Taxes on Distributions and Sale of Fund Shares          10.81           -1.74(1)         6.52(1)
------------------------------------------------------------------ ------------------ ---------------- ------------
------------------------------------------------------------------ ------------------ ---------------- ------------
Class C (%)
    Return Before Taxes                                                  20.51            -1.58(1)        8.42(1)
    Return After Taxes on Distributions                                  20.49            -2.28(1)        6.54(1)
    Return After Taxes on Distributions and Sale of Fund Shares          13.35            -1.48(1)        6.51(1)
------------------------------------------------------------------ ------------------ ---------------- ------------
------------------------------------------------------------------ ------------------ ---------------- ------------
S&P 500 Index (%)                                                        28.68            -0.57          11.07
------------------------------------------------------------------ ------------------ ---------------- ------------
------------------------------------------------------------------ ------------------ ---------------- ------------
Russell 1000 Index (%)                                                   29.89            -0.13          11.00



(1) The returns for Class A and Class B shares include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class A and Class B shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted, as necessary, to reflect the sales charge applicable to Class A shares and Class B shares, respectively) for periods prior to the date of inception of Prime A and Prime B Shares (November 1, 1998). Class A and Class B shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A Shares. The returns shown for Class C shares include the returns of Prime B Shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares) for periods prior to December 9, 2002, the date on which Class C shares were initially offered. The returns shown for Class C shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the inception of Prime B Shares (November 1, 1998). Class C shares generally would have had substantially similar returns to Retail A and Prime B Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Prime B Shares. Retail A Shares were initially offered on February 12, 1993.

3. Effective July 1, 2004, similar language under the heading "Sales Charge" was replaced in its entirety with the following:


Purchases of less than $250,000:

Class B Sales Charges

                                                                                                  % deducted when
Holding period after purchase                                                                     shares are sold
Through first year                                                                                      5.00
Through second year                                                                                     4.00
Through third year                                                                                      3.00
Through fourth year                                                                                     3.00
Through fifth year                                                                                      2.00
Through sixth year                                                                                      1.00
Longer than six years                                                                                   0.00

Commission to financial advisors is 4.00%.



4. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


5. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and Exchanges Should be Made for Investment Purposes Only Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

6. The disclosure under the heading "Portfolio Managers" is revised in its entirety as follows:

John Maack, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2004. Mr. Maack has been associated with Columbia Management or its predecessors since November, 1988.

Guy W. Pope, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2004. Mr. Pope has been associated with Columbia Management or its predecessors since July, 1993.


701-36/054T-1004                                               October 15, 2004

                          Columbia Large Cap Core Fund
                                  (the "Fund")
                 Supplement to Prospectus dated February 1, 2004
                              Class T and G Shares
                   (Replacing Supplement dated March 15, 2004)


1. The second paragraph under the heading "Average Annual Total Returns" in the call-out box entitled "Understanding Performance" is revised in its entirety as follows:

Beginning in 2004, the Fund's benchmark was changed to the Russell 1000 Index, an unmanaged index that tracks the performance of 1000 of the largest U.S. companies, based on market capitalization. Previously, the Fund's returns were compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks. The advisor believes that the Russell 1000 Index, because of its greater emphasis on large-capitalization companies, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Russell 1000 Index, as well as the Fund's previous benchmark, the S&P 500 Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

          2. The "Average Annual Total Returns" table is revised in its entirety as follows:




                                                                              1 Year        5 Years       10 Years
Class T (%)
    Return Before Taxes                                                      15.20        -2.12(1)        8.12(1)
    Return After Taxes on Distributions                                      15.14        -2.91(1)        6.20(1)
    Return After Taxes on Distributions and Sale of Fund Shares               9.93        -1.99(1)        6.19(1)
------------------------------------------------------------------------- ------------- -------------- -------------
------------------------------------------------------------------------- ------------- -------------- -------------
Class G (%)                                                                  16.37        -2.18(1)        8.13(1)
    Return Before Taxes
    Return After Taxes on Distributions                                      16.36        -2.90(1)        6.33(1)
    Return After Taxes on Distributions and Sale of Fund Shares              10.66        -1.98(1)        6.31(1)
------------------------------------------------------------------------- ------------- -------------- -------------
------------------------------------------------------------------------- ------------- -------------- -------------
S&P 500 Index (%)                                                            28.68         -0.57         11.07
------------------------------------------------------------------------- ------------- -------------- -------------
------------------------------------------------------------------------- ------------- -------------- -------------
Russell 1000 Index (%)                                                       29.89         -0.13         11.00



(1) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class T and Class G shares were initially offered by the Fund. The returns shown for Class G shares also include the returns of Retail A Shares for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 4, 1996). Retail A Shares were initially offered on February 12, 1993. Class G shares generally would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.

3. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

4. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and Exchanges Should be Made for Investment Purposes Only Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

5. The disclosure under the heading "Portfolio Managers" is revised in its entirety as follows:

John Maack, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2004. Mr. Maack has been associated with Columbia Management or its predecessors since November, 1988.

Guy W. Pope, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2004. Mr. Pope has been associated with Columbia Management or its predecessors since July, 1993.


701-36/056T-1004                                               October 15, 2004

                          Columbia Large Cap Core Fund
                                  (the "Fund")
                 Supplement to Prospectus dated February 1, 2004
                                 Class Z Shares
                   (Replacing Supplement dated March 15, 2004)


1. The second paragraph under the heading "Average Annual Total Returns" in the call-out box entitled "Understanding Performance" is revised in its entirety as follows:

Beginning in 2004, the Fund's benchmark was changed to the Russell 1000 Index, an unmanaged index that tracks the performance of 1000 of the largest U.S. companies, based on market capitalization. Previously, the Fund's returns were compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks. The advisor believes that the Russell 1000 Index, because of its greater emphasis on large-capitalization companies, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Russell 1000 Index, as well as the Fund's previous benchmark, the S&P500 Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

2. The "Average Annual Total Returns" table is revised in its entirety as follows:



                                                                  1 Year           5 Years          10 Years
Class Z (%)
    Return Before Taxes                                            22.83           -0.60(1)         9.10(1)
    Return After Taxes on Distributions                            22.49           -1.52(1)         7.05(1)
    Return After Taxes on Distributions and Sale of Fund           13.99           -0.56(1)         6.96(1)
Shares
------------------------------------------------------------- ---------------- ----------------- ---------------
------------------------------------------------------------- ---------------- ----------------- ---------------
S&P 500 Index (%)                                                  28.68           -0.57           11.07
------------------------------------------------------------- ---------------- ----------------- ---------------
------------------------------------------------------------- ---------------- ----------------- ---------------
Russell 1000 Index (%)                                             29.89           -0.13           11.00



(1) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund, and returns of Trust Shares of the Shawmut Fund (whose shares were initially offered on December 14, 1992), for periods prior to December 14, 1995.

3. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:


You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


4. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and Exchanges Should be Made for Investment Purposes Only Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

5. The disclosure under the heading "Portfolio Managers" is revised in its entirety as follows:

John Maack, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2004. Mr. Maack has been associated with Columbia Management or its predecessors since November, 1988.

Guy W. Pope, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since October, 2004. Mr. Pope has been associated with Columbia Management or its predecessors since July, 1993.


701-36/055T-1004                                               October 15, 2004